Schwab Capital Trust
Schwab International Opportunities Fund

Portfolio Holdings as of July 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 90.1% OF NET ASSETS

Argentina 0.6%
Arcos Dorados Holdings, Inc., Class A	12,040	87,410
MercadoLibre, Inc. *	8,760	7,128,100
		7,215,510

Australia 6.2%
Adbri Ltd.	12,432	22,170
AGL Energy Ltd.	10,410	61,312
ALS Ltd.	379,599	3,117,811
Altium Ltd.	64,904	1,433,263
Alumina Ltd.	79,518	86,375
Amcor plc	34,279	448,439
AMP Ltd. *	63,161	48,369
Ansell Ltd.	3,598	66,058
Appen Ltd.	546,646	2,241,348
Aristocrat Leisure Ltd.	11,061	275,950
ASX Ltd.	8,640	537,017
Aurizon Holdings Ltd.	44,955	127,236
Beach Energy Ltd.	54,515	70,255
BHP Group Ltd.	159,961	4,377,390
BlueScope Steel Ltd.	13,766	161,701
Boral Ltd.	9,646	19,657
Brambles Ltd.	280,582	2,258,321
carsales.com Ltd.	69,823	1,017,895
Centuria Office REIT	2,272,959	2,978,313
Challenger Ltd.	24,254	119,809
Charter Hall Group	15,828	143,039
Charter Hall Long Wale REIT	596,062	1,911,788
Cleanaway Waste Management Ltd.	414,222	797,994
Cochlear Ltd.	2,046	308,387
Coles Group Ltd.	26,530	349,409
Computershare Ltd.	28,492	503,368
Corporate Travel Management Ltd. *	210,382	2,805,549
Costa Group Holdings Ltd.	972,378	1,762,839
CSL Ltd.	13,217	2,691,206
CSR Ltd.	15,997	51,339
Deterra Royalties Ltd.	11,759	35,891
Dexus	33,855	227,506
Domino's Pizza Enterprises Ltd.	1,611	82,370
Downer EDI Ltd.	14,206	55,306
Endeavour Group Ltd.	33,199	184,966
Evolution Mining Ltd.	42,871	79,195
Fortescue Metals Group Ltd.	50,695	652,372
Goodman Group	62,484	914,457
Harvey Norman Holdings Ltd.	15,035	43,874
IDP Education Ltd.	131,279	2,641,317
IGO Ltd.	274,832	2,153,538
Iluka Resources Ltd.	7,140	48,459
Inghams Group Ltd.	1,773,804	3,677,653
James Hardie Industries plc	14,624	361,165
JB Hi-Fi Ltd.	3,635	107,634
Johns Lyng Group Ltd.	271,286	1,442,226
SECURITY	NUMBER OF SHARES	VALUE ($)
Lendlease Corp., Ltd.	11,072	80,213
Lynas Rare Earths Ltd. *	400,877	2,465,129
Magellan Financial Group Ltd.	10,502	107,900
Medibank Pvt Ltd.	208,792	502,047
Metcash Ltd.	303,295	884,086
Mineral Resources Ltd.	4,185	159,466
Mirvac Group	119,574	181,153
National Storage REIT	1,326,512	2,319,560
Newcrest Mining Ltd.	22,627	304,927
NEXTDC Ltd. *	349,615	2,910,385
Orica Ltd.	191,884	2,274,253
Origin Energy Ltd.	25,559	107,306
Orora Ltd.	27,427	68,654
OZ Minerals Ltd.	110,776	1,479,441
Perpetual Ltd.	3,820	81,534
Pinnacle Investment Management Group Ltd.	193,036	1,370,698
Platinum Asset Management Ltd.	25,224	32,387
Pro Medicus Ltd.	1,264	44,276
Qube Holdings Ltd.	25,448	49,500
REA Group Ltd.	1,717	151,481
Reece Ltd.	5,753	62,134
Rio Tinto Ltd.	11,717	811,807
Santos Ltd.	36,479	189,632
Seven Group Holdings Ltd.	2,221	27,518
Shopping Centres Australasia Property Group	1,314,827	2,744,010
Sierra Rutile Holdings Ltd. *	7,140	1,596
Sims Ltd.	3,698	38,456
Sonic Healthcare Ltd.	14,467	348,387
South32 Ltd.	129,676	353,447
Steadfast Group Ltd.	413,026	1,548,451
Stockland	72,279	195,853
Tabcorp Holdings Ltd.	36,494	25,457
Technology One Ltd.	289,596	2,402,855
Telstra Corp., Ltd.	85,125	232,647
The Lottery Corp., Ltd. *	36,494	115,763
The Star Entertainment Grp Ltd. *	16,565	35,891
Transurban Group	57,428	587,011
Treasury Wine Estates Ltd.	13,813	119,069
Washington H Soul Pattinson & Co., Ltd.	2,479	44,881
Wesfarmers Ltd.	29,861	978,411
Whitehaven Coal Ltd.	13,242	58,303
WiseTech Global Ltd.	2,404	85,137
Woodside Energy Group Ltd.	45,995	1,038,589
Woolworths Group Ltd.	24,460	643,520
Worley Ltd.	43,148	435,462
		72,200,219

Austria 0.0%
ANDRITZ AG	1,065	49,831
Raiffeisen Bank International AG	1,239	15,010

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Telekom Austria AG *	2,982	18,439
Verbund AG	1,866	205,196
		288,476

Belgium 0.7%
Anheuser-Busch InBev S.A./N.V.	72,400	3,878,308
D'ieteren Group	392	64,338
Etablissements Franz Colruyt N.V.	1,146	31,659
Euronav N.V.	223,481	3,051,360
Proximus SADP	2,892	40,074
Sofina S.A.	940	220,138
Solvay S.A.	885	77,732
Telenet Group Holding N.V.	812	12,987
UCB S.A.	1,622	126,741
Warehouses De Pauw CVA	3,508	119,252
		7,622,589

Brazil 1.3%
Cia Brasileira de Aluminio	724,300	1,574,839
Minerva S.A.	573,700	1,452,518
Multiplan Empreendimentos Imobiliarios S.A.	956,900	4,401,581
Petro Rio S.A. *	431,100	2,017,982
Santos Brasil Participacoes S.A.	1,339,500	1,687,934
SLC Agricola S.A.	168,600	1,437,015
TOTVS S.A.	496,000	2,527,883
		15,099,752

Canada 7.1%
Agnico Eagle Mines Ltd.	3,968	170,613
Altus Group Ltd.	63,849	2,621,172
Aritzia, Inc. *	99,920	3,152,370
ATS Automation Tooling Systems, Inc. *	55,169	1,746,986
Barrick Gold Corp.	40,737	641,968
BCE, Inc.	5,695	287,741
Boralex, Inc., Class A	191,557	6,949,934
Brookfield Infrastructure Corp., Class A	78,105	3,577,990
Canadian National Railway Co.	15,624	1,979,369
Canadian Pacific Railway Ltd.	17,348	1,367,871
Canadian Tire Corp., Ltd., Class A	1,074	137,975
Canadian Utilities Ltd., Class A	1,907	61,727
Capstone Copper Corp. *	753,344	1,700,179
CGI, Inc. *	3,206	274,897
Colliers International Group, Inc.	13,070	1,632,232
Constellation Software, Inc.	510	867,568
Dollarama, Inc.	5,672	343,762
Enbridge, Inc.	32,758	1,471,175
Finning International, Inc.	79,868	1,746,362
Fortis, Inc.	7,356	347,479
Franco-Nevada Corp.	4,566	584,661
George Weston Ltd.	1,396	166,620
Hydro One Ltd.	6,026	168,232
IGM Financial, Inc.	4,806	139,539
Innergex Renewable Energy, Inc.	295,108	4,433,937
Intact Financial Corp.	6,539	973,280
Kinaxis, Inc. *	29,669	3,546,703
Laurentian Bank of Canada	66,529	2,171,135
Loblaw Cos., Ltd.	3,680	334,995
Magna International, Inc.	5,235	334,283
Mullen Group Ltd.	291,997	3,329,160
Open Text Corp.	84,451	3,454,409
Pason Systems, Inc.	235,153	2,824,297
Pembina Pipeline Corp.	9,500	362,700
Restaurant Brands International, Inc.	38,612	2,069,989
Ritchie Bros. Auctioneers, Inc.	30,026	2,164,226
Rogers Communications, Inc., Class B	6,405	294,453
SECURITY	NUMBER OF SHARES	VALUE ($)
Saputo, Inc.	4,569	112,856
Shaw Communications, Inc., Class B	7,379	199,608
Shopify, Inc., Class A *	24,920	867,964
SNC-Lavalin Group, Inc.	91,293	1,706,731
Spin Master Corp. *	92,421	3,444,812
SSR Mining, Inc.	137,267	2,259,415
Stantec, Inc.	84,791	4,184,095
TC Energy Corp.	17,419	928,660
The Descartes Systems Group, Inc. *	31,225	2,157,013
Thomson Reuters Corp.	11,649	1,308,039
Tricon Residential, Inc.	140,958	1,532,260
Waste Connections, Inc.	5,684	757,556
Wheaton Precious Metals Corp.	10,582	363,104
Whitecap Resources, Inc.	597,507	4,568,032
		82,822,134

China 2.3%
Airtac International Group *	101,297	2,776,726
Alibaba Group Holding Ltd. *	615,920	6,925,077
GDS Holdings Ltd., Class A *	678,200	2,322,951
Meituan, B Shares *	248,900	5,583,661
NIO, Inc., ADR *	68,321	1,347,973
Tencent Holdings Ltd.	105,800	4,089,044
Tongcheng Travel Holdings Ltd. *	384,800	735,588
Trip.com Group Ltd. *	42,600	1,098,260
Vipshop Holdings Ltd., ADR *	273,523	2,505,471
		27,384,751

Denmark 2.0%
ALK-Abello A/S *	123,063	2,457,043
Ambu A/S, Class B	3,254	36,995
AP Moller - Maersk A/S, Class A	113	302,724
AP Moller - Maersk A/S, Class B	147	401,359
Carlsberg A/S, Class B	2,131	275,628
Coloplast A/S, Class B	4,432	518,716
Demant A/S *	1,762	67,125
DSV A/S	11,140	1,877,100
Genmab A/S *	8,563	3,046,886
GN Store Nord A/S	3,369	117,322
H Lundbeck A/S	5,868	29,003
H Lundbeck A/S, A Shares *	1,467	6,994
Jyske Bank A/S *	59,817	3,130,614
Novo Nordisk A/S, Class B	51,768	6,029,613
Novozymes A/S, B Shares	6,509	415,797
Orsted A/S	3,466	403,500
Pandora A/S	2,985	221,761
Rockwool A/S, Class B	191	47,330
Royal Unibrew A/S	40,982	3,495,092
SimCorp A/S	1,241	92,626
Tryg A/S	15,603	355,769
Vestas Wind Systems A/S	20,118	528,776
		23,857,773

Finland 0.9%
Elisa Oyj	4,181	231,230
Fortum Oyj	12,255	137,554
Huhtamaki Oyj	105,317	4,105,105
Kesko Oyj, B Shares	6,721	166,232
Kojamo Oyj	4,361	77,797
Kone Oyj, B Shares	12,605	576,067
Metso Outotec Oyj	210,724	1,741,990
Neste Oyj	8,773	451,119
Nokian Renkaat Oyj	4,632	54,786
Orion Oyj, B Shares	3,537	168,847
QT Group Oyj *	7,571	612,196
UPM-Kymmene Oyj	65,459	2,074,380

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valmet Oyj	3,806	105,911
Wartsila Oyj Abp	11,525	101,265
		10,604,479

France 7.3%
Accor S.A. *	149,915	3,890,130
Air Liquide S.A.	10,256	1,410,019
Alten S.A.	6,110	827,539
Amundi S.A.	2,118	114,996
Atos SE *	1,762	21,723
BioMerieux	1,383	149,692
BNP Paribas S.A.	149,703	7,073,061
Capgemini SE	17,595	3,356,014
Carrefour S.A.	10,212	174,033
Cie Generale des Etablissements Michelin S.C.A.	15,324	428,835
Cie Plastic Omnium S.A.	408	7,631
Coface S.A.	134,536	1,408,974
Danone S.A.	48,500	2,674,249
Dassault Systemes SE	12,191	522,892
Edenred	46,634	2,393,746
Electricite de France S.A.	9,450	114,763
Elis S.A.	192,012	2,865,942
Engie S.A.	28,444	351,919
EssilorLuxottica S.A.	5,389	844,900
Eurazeo SE	183	13,071
Euroapi S.A. *	1,082	18,253
Eurofins Scientific SE	2,579	201,055
Euronext N.V.	6,544	533,196
Gaztransport Et Technigaz S.A.	42,977	5,927,560
Hermes International	2,817	3,864,766
Ipsen S.A.	1,101	111,374
JCDecaux S.A. *	862	13,901
Kering S.A.	14,324	8,200,361
Korian S.A.	184,949	2,736,558
La Francaise des Jeux SAEM	2,931	104,690
Legrand S.A.	5,311	434,804
L'Oreal S.A.	11,057	4,180,180
LVMH Moet Hennessy Louis Vuitton SE	5,352	3,716,183
Orange S.A.	35,785	365,667
OVH Groupe SAS *	142,909	2,348,541
Publicis Groupe S.A.	86,972	4,628,245
Remy Cointreau S.A.	400	79,023
Rexel S.A. *	4,807	85,432
Rubis S.C.A.	87,756	2,144,863
Sanofi	25,221	2,506,300
Sartorius Stedim Biotech	518	207,220
Schneider Electric SE	9,224	1,275,714
SEB S.A.	493	41,506
SOITEC *	494	79,073
STMicroelectronics N.V.	16,445	622,337
Teleperformance	1,493	499,261
UbiSoft Entertainment S.A. *	2,317	98,645
Valeo S.A.	163,013	3,501,523
Verallia S.A.	115,825	2,964,733
Worldline S.A. *	121,200	5,349,541
		85,484,634

Germany 8.3%
1&1 AG	1,081	18,731
adidas AG	23,900	4,134,496
Allianz SE	32,170	5,842,268
BASF SE	19,353	862,470
Bayer AG	100,723	5,875,196
Bayerische Motoren Werke AG	78,100	6,381,811
Bechtle AG	1,563	72,295
Befesa S.A.	8,972	415,588
SECURITY	NUMBER OF SHARES	VALUE ($)
Beiersdorf AG	2,928	301,949
Brenntag SE	3,611	253,655
Carl Zeiss Meditec AG, Class B	1,062	154,988
Continental AG	85,238	6,072,453
CTS Eventim AG & Co., KGaA *	7,835	431,577
Daimler Truck Holding AG *	152,097	4,156,044
Delivery Hero SE *	86,720	4,183,924
Dermapharm Holding SE	42,363	2,386,667
Deutsche Post AG	22,681	905,876
Deutsche Wohnen SE	1,160	28,682
Duerr AG	97,669	2,428,314
DWS Group GmbH & Co. KGaA	2,129	62,145
E.ON SE	61,604	553,764
Evonik Industries AG	3,749	79,965
Fielmann AG	70,781	2,861,126
Fresenius Medical Care AG & Co. KGaA	70,693	2,620,835
Fresenius SE & Co. KGaA	156,892	4,014,702
Friedrich Vorwerk Group SE	70,269	2,191,823
FUCHS PETROLUB SE	1,104	28,207
GEA Group AG	5,335	199,143
Gerresheimer AG	31,782	1,908,999
HeidelbergCement AG	2,667	135,849
Hella GmbH & Co. KGaA	528	37,028
HelloFresh SE *	5,480	151,466
Henkel AG & Co. KGaA	57,547	3,628,614
HOCHTIEF AG	302	16,210
JOST Werke AG	17,217	715,765
K+S AG	39,464	832,147
Knorr-Bremse AG	1,175	70,001
LANXESS AG	2,128	78,259
LEG Immobilien SE	2,630	238,923
Mercedes-Benz Group AG	106,794	6,298,067
Merck KGaA	2,893	551,003
METRO AG *	3,979	32,338
Nemetschek SE	1,290	86,361
Norma Group SE	115,196	2,149,093
Novem Group S.A. *	187,163	1,548,129
Puma SE	1,629	109,996
QIAGEN N.V. *	4,521	226,578
Rational AG	106	73,887
Rheinmetall AG	827	151,653
RTL Group S.A. *	931	36,571
RWE AG	20,652	849,581
SAP SE	71,304	6,650,717
Sartorius AG	28	11,423
Siemens AG	36,300	4,049,046
Siemens Energy AG *	9,010	149,724
Siemens Healthineers AG	6,398	327,857
Stabilus SE	33,109	1,865,956
Symrise AG	2,767	322,869
Talanx AG *	597	21,794
Telefonica Deutschland Holding AG	17,211	45,758
ThyssenKrupp AG *	457,500	2,825,555
Uniper SE	1,842	12,307
United Internet AG	2,010	52,946
Vantage Towers AG	664	19,705
Varta AG	483	39,318
Vonovia SE	16,391	546,145
Wacker Chemie AG	401	60,369
Zalando SE *	82,734	2,329,220
		96,775,921

Hong Kong 1.8%
ASMPT Ltd.	230,300	1,834,946
BOC Aviation Ltd.	2,600	22,128
Budweiser Brewing Co. APAC Ltd.	33,800	93,590
Cafe de Coral Holdings Ltd.	1,620,000	2,472,070
Chow Tai Fook Jewellery Group Ltd. *	42,400	83,857

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CK Asset Holdings Ltd.	34,500	244,251
CK Hutchison Holdings Ltd.	34,000	225,531
CK Infrastructure Holdings Ltd.	10,000	62,708
CLP Holdings Ltd.	26,000	220,469
ESR Group Ltd. *	36,800	95,696
Haitong International Securities Group Ltd.	51,700	6,189
Henderson Land Development Co., Ltd.	18,000	62,661
HKBN Ltd.	2,848,483	3,164,215
Hong Kong & China Gas Co., Ltd.	156,000	164,757
Hong Kong Exchanges & Clearing Ltd.	50,900	2,335,823
Huabao International Holdings Ltd.	15,000	8,089
Johnson Electric Holdings Ltd.	6,500	8,312
JS Global Lifestyle Co., Ltd.	15,000	18,035
Kerry Logistics Network Ltd.	7,000	14,051
Kerry Properties Ltd.	10,500	25,254
Lenovo Group Ltd.	110,000	106,677
L'Occitane International S.A.	9,750	33,261
Man Wah Holdings Ltd.	25,200	19,727
Minth Group Ltd.	12,000	32,079
Nexteer Automotive Group Ltd.	17,000	13,659
PCCW Ltd.	47,000	25,155
Power Assets Holdings Ltd.	34,500	225,897
Prada S.p.A.	5,000	28,858
Samsonite International S.A. *	1,372,200	2,878,337
SITC International Holdings Co., Ltd.	30,000	102,148
Sun Hung Kai Properties Ltd.	24,000	286,491
SUNeVision Holdings Ltd.	4,391,000	2,871,784
Swire Pacific Ltd., A Shares	7,000	39,866
Swire Properties Ltd.	10,000	23,827
Techtronic Industries Co., Ltd.	28,500	316,254
The Bank of East Asia Ltd.	18,744	23,823
The Wharf Holdings Ltd.	16,000	58,510
Tingyi Cayman Islands Holding Corp.	40,000	65,847
Uni-President China Holdings Ltd.	24,000	21,954
United Energy Group Ltd.	102,000	11,720
Vitasoy International Holdings Ltd.	18,000	27,124
VTech Holdings Ltd.	4,400	29,995
Want Want China Holdings Ltd.	117,000	95,219
WH Group Ltd.	162,000	122,688
Xinyi Glass Holdings Ltd.	38,000	74,949
Yue Yuen Industrial Holdings Ltd.	1,482,500	1,971,656
		20,670,137

India 1.5%
Axis Bank Ltd.	256,024	2,352,296
Max Healthcare Institute Ltd. *	820,074	3,838,964
Prestige Estates Projects Ltd.	274,907	1,441,375
Varun Beverages Ltd.	320,288	3,575,887
WNS Holdings Ltd., ADR *	69,701	6,043,773
		17,252,295

Ireland 0.7%
Glanbia plc	269,471	3,167,247
Kerry Group plc, Class A	2,683	283,193
Kingspan Group plc	3,601	233,086
Ryanair Holdings plc ADR *	55,221	4,031,133
		7,714,659

Israel 0.9%
Airport City Ltd. *	1,132	21,884
Alony Hetz Properties & Investments Ltd.	1,663	24,269
Amot Investments Ltd.	395,929	2,714,440
Azrieli Group Ltd.	502	40,239
SECURITY	NUMBER OF SHARES	VALUE ($)
Bezeq The Israeli Telecommunication Corp., Ltd.	53,109	90,930
Big Shopping Centers Ltd.	90	11,988
Elbit Systems Ltd.	503	116,059
Electra Ltd.	45	26,969
Enlight Renewable Energy Ltd. *	6,614	15,068
Gav-Yam Lands Corp., Ltd.	2,096	20,176
Harel Insurance Investments & Financial Services Ltd.	3,520	35,992
ICL Group Ltd.	16,757	152,697
Inmode Ltd. *	71,112	2,363,763
Israel Corp., Ltd. *	81	36,075
Maytronics Ltd.	1,507	19,858
Mivne Real Estate KD Ltd.	18,518	62,893
Nice Ltd. *	2,010	429,130
Nova Ltd. *(a)	746	79,228
Nova Ltd. *(a)	30,938	3,259,318
Shapir Engineering and Industry Ltd.	2,995	26,669
Shikun & Binui Ltd. *	3,110	14,657
Shufersal Ltd.	3,672	23,994
Strauss Group Ltd.	1,244	33,055
Teva Pharmaceutical Industries Ltd. *	18,782	178,802
The First International Bank of Israel Ltd.	1,500	63,420
The Phoenix Holdings Ltd.	4,190	44,773
Tower Semiconductor Ltd. *	2,098	100,007
		10,006,353

Italy 1.9%
A2A S.p.A.	23,432	30,202
Amplifon S.p.A.	2,187	72,320
Banca Mediolanum S.p.A.	3,240	21,457
Brembo S.p.A.	62,216	657,215
Buzzi Unicem S.p.A.	2,916	53,314
Davide Campari-Milano N.V.	9,290	103,136
De'Longhi S.p.A.	1,346	25,600
DiaSorin S.p.A.	787	109,426
Esprinet S.p.A.	203,736	1,474,639
Ferrari N.V.	20,329	4,317,112
Hera S.p.A.	16,419	47,176
Intercos S.p.A. *	136,934	1,858,910
Interpump Group S.p.A.	1,858	79,407
Intesa Sanpaolo S.p.A. (a)	4,155,500	7,379,371
Intesa Sanpaolo S.p.A. (a)	41,400	73,370
Italgas S.p.A.	10,456	59,817
Leonardo S.p.A.	397,923	3,727,184
Moncler S.p.A.	4,865	243,877
Pirelli & C S.p.A.	7,282	31,528
Recordati Industria Chimica e Farmaceutica S.p.A.	2,388	105,906
Reply S.p.A.	657	86,492
Telecom Italia S.p.A. *	212,787	47,209
Tenaris S.A.	12,235	171,217
Terna - Rete Elettrica Nazionale	30,343	232,300
Unipol Gruppo S.p.A.	358,947	1,505,676
UnipolSai Assicurazioni S.p.A.	6,475	14,661
		22,528,522

Japan 12.9%
ABC-Mart, Inc.	700	29,644
Acom Co., Ltd.	26,500	66,295
Activia Properties, Inc.	9	28,219
Advance Residence Investment Corp.	22	60,619
Advantest Corp.	5,300	315,228
AEON REIT Investment Corp.	27	31,668
AGC, Inc.	3,500	127,586
Aica Kogyo Co., Ltd.	1,600	37,073
Ain Holdings, Inc.	800	46,109

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Air Water, Inc.	3,300	44,428
Aisin Corp.	2,600	77,216
Amada Co., Ltd.	9,800	79,103
Amano Corp.	1,900	36,556
Anritsu Corp.	4,500	55,002
Aozora Bank Ltd.	1,500	31,357
Ariake Japan Co., Ltd.	600	23,915
As One Corp.	600	28,468
Asahi Kasei Corp.	23,700	190,131
Asics Corp.	164,700	3,138,109
Astellas Pharma, Inc.	38,400	601,397
Azbil Corp.	4,100	123,423
Bandai Namco Holdings, Inc.	5,100	398,424
BayCurrent Consulting, Inc.	23,100	7,227,169
Benefit One, Inc.	2,100	34,109
Benesse Holdings, Inc.	900	16,220
Bic Camera, Inc.	2,000	17,389
BIPROGY, Inc.	1,300	27,741
Bridgestone Corp.	12,300	479,772
Brother Industries Ltd.	4,200	78,672
Calbee, Inc.	1,900	40,774
Capcom Co., Ltd.	5,900	164,005
Casio Computer Co., Ltd.	4,100	40,106
Chubu Electric Power Co., Inc.	13,900	148,277
Chugai Pharmaceutical Co., Ltd.	17,500	491,624
COMSYS Holdings Corp.	3,500	70,316
Comture Corp.	135,600	3,062,110
Cosmos Pharmaceutical Corp.	500	53,756
Credit Saison Co., Ltd.	1,300	16,600
Daicel Corp.	7,700	48,982
Daifuku Co., Ltd.	3,142	200,354
Daiichi Sankyo Co., Ltd.	34,700	920,060
Daikin Industries Ltd.	5,800	1,017,194
Daio Paper Corp.	1,500	16,061
Daito Trust Construction Co., Ltd.	2,200	208,566
Daiwa Office Investment Corp.	4	20,293
Dena Co., Ltd.	1,800	26,588
Denka Co., Ltd.	1,600	41,486
DIC Corp.	1,500	27,740
Digital Arts, Inc.	62,700	3,103,763
Disco Corp.	900	219,897
Dowa Holdings Co., Ltd.	700	25,387
Ebara Corp.	3,000	117,522
Electric Power Development Co., Ltd.	3,500	59,055
en-japan, Inc.	218,600	3,435,536
Exeo Group, Inc.	1,599	26,793
Ezaki Glico Co., Ltd.	800	23,374
Fancl Corp.	1,900	36,215
FANUC Corp.	6,200	1,069,255
FP Corp.	1,000	22,515
Fujitsu General Ltd.	1,600	34,114
Fukuoka Financial Group, Inc.	1,600	28,360
Fukuyama Transporting Co., Ltd.	500	11,677
Fuyo General Lease Co., Ltd.	300	18,467
GMO Financial Gate, Inc.	17,400	1,858,272
GMO Payment Gateway, Inc.	1,400	116,344
Goldwin, Inc.	900	56,152
GS Yuasa Corp.	1,400	25,561
GungHo Online Entertainment, Inc.	1,300	25,366
H.U. Group Holdings, Inc.	700	16,775
Hamamatsu Photonics K.K.	3,800	172,675
Haseko Corp.	3,700	45,045
Hino Motors Ltd.	4,500	23,387
Hirogin Holdings, Inc.	3,000	13,861
Hirose Electric Co., Ltd.	700	100,566
Hisamitsu Pharmaceutical Co., Inc.	1,400	36,513
Hitachi Construction Machinery Co., Ltd.	1,100	24,268
Hitachi Metals Ltd. *	3,200	49,206
Hitachi Transport System Ltd.	700	45,593
SECURITY	NUMBER OF SHARES	VALUE ($)
Horiba Ltd.	900	44,362
Hoshizaki Corp.	3,300	98,446
House Foods Group, Inc.	2,000	43,003
Hoya Corp.	9,300	931,782
Hulic Co., Ltd.	6,200	49,725
IHI Corp.	104,100	2,744,878
Iida Group Holdings Co., Ltd.	4,600	75,313
Industrial & Infrastructure Fund Investment Corp.	33	45,884
Infomart Corp.	396,500	1,399,551
Information Services International-Dentsu Ltd.	500	16,813
INFRONEER Holdings, Inc.	5,900	43,309
Inpex Corp.	15,800	181,096
Insource Co., Ltd.	136,000	2,877,773
Internet Initiative Japan, Inc.	61,100	2,480,892
Invincible Investment Corp.	17,096	5,378,100
Isuzu Motors Ltd.	12,000	131,623
Itochu Techno-Solutions Corp.	1,800	48,239
Itoham Yonekyu Holdings, Inc.	4,100	20,547
Iwatani Corp.	834	34,959
Izumi Co., Ltd.	700	16,408
J. Front Retailing Co., Ltd.	2,500	21,046
Japan Logistics Fund, Inc.	23	55,271
Japan Prime Realty Investment Corp.	15	45,805
Japan Real Estate Investment Corp.	21	101,408
Japan Tobacco, Inc.	29,700	533,282
JCR Pharmaceuticals Co., Ltd.	1,200	22,295
JEOL Ltd.	63,300	2,877,947
JGC Holdings Corp.	2,300	28,286
JMDC, Inc.	54,200	2,697,083
JSR Corp.	4,700	130,180
JTEKT Corp.	1,900	14,088
Justsystems Corp.	1,000	30,873
Kadokawa Corp.	1,000	24,284
Kagome Co., Ltd.	1,700	40,210
Kajima Corp.	9,300	106,166
Kakaku.com, Inc.	3,100	60,719
Kaken Pharmaceutical Co., Ltd.	706	20,613
Kamigumi Co., Ltd.	2,900	58,970
Kandenko Co., Ltd.	2,600	16,141
Kaneka Corp.	1,100	29,805
Kansai Paint Co., Ltd.	3,800	54,645
Kao Corp.	11,800	513,234
KDDI Corp.	55,800	1,789,077
Keihan Holdings Co., Ltd.	900	22,455
Kenedix Office Investment Corp.	6	32,251
Kewpie Corp.	1,600	27,794
Keyence Corp.	5,500	2,179,882
Kikkoman Corp.	4,200	249,038
Kinden Corp.	3,700	43,683
Kobayashi Pharmaceutical Co., Ltd.	1,200	79,944
Kobe Bussan Co., Ltd.	1,300	37,057
Kobe Steel Ltd.	4,300	19,990
Koei Tecmo Holdings Co., Ltd.	1,500	52,366
Koito Manufacturing Co., Ltd.	2,900	95,328
Kokuyo Co., Ltd.	2,600	34,669
Komatsu Ltd.	75,500	1,745,437
Konami Group Corp.	3,000	177,316
Kose Corp.	800	71,410
K's Holdings Corp.	5,200	52,508
Kuraray Co., Ltd.	8,500	68,417
Kurita Water Industries Ltd.	3,100	125,735
Kyowa Kirin Co., Ltd.	7,800	183,887
Kyudenko Corp.	164,600	3,582,764
Kyushu Electric Power Co., Inc.	9,100	59,483
LaSalle Logiport REIT	32	42,174
Lasertec Corp.	2,500	357,925
Lawson, Inc.	900	31,915

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lintec Corp.	1,700	29,887
Lion Corp.	7,600	87,502
Lixil Corp.	4,700	97,268
M3, Inc.	102,200	3,560,639
Mabuchi Motor Co., Ltd.	1,600	45,856
Makita Corp.	7,500	183,288
Mani, Inc.	1,100	13,026
Maruichi Steel Tube Ltd.	2,000	44,268
MatsukiyoCocokara & Co.	140,300	5,297,126
Mebuki Financial Group, Inc.	8,900	17,956
Medipal Holdings Corp.	2,100	31,684
Meidensha Corp.	175,300	2,713,201
MEIJI Holdings Co., Ltd.	3,000	156,630
Menicon Co., Ltd.	95,100	2,398,050
MISUMI Group, Inc.	8,600	213,953
Mitsubishi Electric Corp.	56,300	594,203
Mitsubishi Gas Chemical Co., Inc.	4,600	66,864
Mitsubishi Logistics Corp.	900	24,149
Mitsubishi Materials Corp.	1,600	24,207
Mitsui Chemicals, Inc.	3,100	65,299
Mitsui Fudosan Logistics Park, Inc.	7	27,493
Mitsui Mining & Smelting Co., Ltd.	900	21,554
Miura Co., Ltd.	3,100	74,737
MonotaRO Co., Ltd.	7,100	126,773
Mori Hills Reit Investment Corp.	21	24,134
Morinaga & Co., Ltd.	800	25,142
Morinaga Milk Industry Co., Ltd.	400	14,749
Murata Manufacturing Co., Ltd.	13,100	765,180
Musashi Seimitsu Industry Co., Ltd.	191,600	2,060,941
Nabtesco Corp.	3,100	74,295
Nagase & Co., Ltd.	1,900	28,579
Nankai Electric Railway Co., Ltd.	1,400	27,658
NEC Networks & System Integration Corp.	2,400	33,128
NET One Systems Co., Ltd.	800	18,632
Nexon Co., Ltd.	11,800	267,885
Nextage Co., Ltd.	182,800	4,043,366
NGK Insulators Ltd.	5,300	77,519
NGK Spark Plug Co., Ltd.	3,100	60,706
Nichirei Corp.	1,600	28,549
Nifco, Inc.	101,700	2,468,083
Nihon Kohden Corp.	1,700	38,036
Nihon M&A Center Holdings, Inc.	20,800	278,346
Nintendo Co., Ltd.	3,600	1,609,823
Nippon Accommodations Fund, Inc.	8	41,803
Nippon Electric Glass Co., Ltd.	2,000	39,820
Nippon Express Holdings, Inc.	1,300	77,682
Nippon Gas Co., Ltd.	235,000	3,528,404
Nippon Kayaku Co., Ltd.	5,000	42,090
Nippon Paint Holdings Co., Ltd.	17,300	132,244
Nippon Sanso Holdings Corp.	2,100	35,412
Nippon Shinyaku Co., Ltd.	1,200	74,270
Nippon Shokubai Co., Ltd.	700	27,399
Nippon Telegraph & Telephone Corp.	36,400	1,039,778
Nishi-Nippon Railroad Co., Ltd.	700	15,448
Nissan Chemical Corp.	4,414	225,702
Nisshin Seifun Group, Inc.	4,000	49,238
Nissin Foods Holdings Co., Ltd.	1,800	130,367
Nitori Holdings Co., Ltd.	1,900	201,017
Nitto Denko Corp.	4,800	309,097
Noevir Holdings Co., Ltd.	500	22,208
NOF Corp.	2,200	87,047
NOK Corp.	700	6,286
Nomura Real Estate Holdings, Inc.	1,400	33,963
OBIC Business Consultants Co., Ltd.	500	17,057
Obic Co., Ltd.	1,700	271,778
Oji Holdings Corp.	14,400	60,036
OKUMA Corp.	800	31,433
Omron Corp.	3,300	184,562
SECURITY	NUMBER OF SHARES	VALUE ($)
Ono Pharmaceutical Co., Ltd.	8,600	241,823
Open House Group Co., Ltd.	43,800	1,910,784
Oracle Corp. Japan	700	43,658
Orix JREIT, Inc.	43	61,691
Osaka Gas Co., Ltd.	9,000	161,803
OSG Corp.	1,700	23,332
Otsuka Corp.	1,900	59,253
Otsuka Holdings Co., Ltd.	9,200	328,651
PALTAC Corp.	106,500	3,338,618
Park24 Co., Ltd. *	1,100	15,457
Penta-Ocean Construction Co., Ltd.	4,200	23,085
PeptiDream, Inc. *	2,800	35,062
Persol Holdings Co., Ltd.	3,400	70,386
Pigeon Corp.	3,400	49,531
Pola Orbis Holdings, Inc.	1,900	23,289
Prestige International, Inc.	409,000	2,128,782
Rakus Co. Ltd.	2,700	38,197
Recruit Holdings Co., Ltd.	32,400	1,210,886
Relo Group, Inc.	2,300	38,191
Rengo Co., Ltd.	3,500	20,469
RENOVA, Inc. *	1,300	24,580
Resorttrust, Inc.	1,100	18,085
Ricoh Co., Ltd.	11,100	89,278
Rinnai Corp.	1,100	83,631
Rohto Pharmaceutical Co., Ltd.	2,000	59,948
Sankyo Co., Ltd.	1,200	37,741
Sankyu, Inc.	900	29,845
Sansan, Inc. *	1,100	11,063
Santen Pharmaceutical Co., Ltd.	6,000	48,601
Sanwa Holdings Corp.	5,916	63,908
SCREEN Holdings Co., Ltd.	700	50,658
SCSK Corp.	166,800	2,937,389
Secom Co., Ltd.	6,200	414,098
Seino Holdings Co., Ltd.	3,900	32,349
Sekisui Chemical Co., Ltd.	6,200	87,231
Sekisui House Ltd.	11,544	204,460
Sekisui House REIT, Inc.	55	34,451
Seven Bank Ltd.	18,000	35,720
SG Holdings Co., Ltd.	14,400	274,817
Sharp Corp.	1,800	14,488
SHIFT, Inc. *	100	15,716
Shikoku Electric Power Co., Inc.	2,800	16,541
Shimadzu Corp.	8,600	305,979
Shimamura Co., Ltd.	600	57,536
Shimano, Inc.	2,500	417,616
Shin-Etsu Chemical Co., Ltd.	13,100	1,678,034
Shinko Electric Industries Co., Ltd.	1,700	43,781
Shinsei Bank Ltd.	1,000	15,126
Shionogi & Co., Ltd.	6,500	333,394
SHO-BOND Holdings Co., Ltd.	69,600	3,079,417
SMC Corp.	1,800	887,105
SMS Co., Ltd.	1,400	33,656
Sohgo Security Services Co., Ltd.	1,700	47,641
Sony Group Corp.	31,600	2,680,562
Square Enix Holdings Co., Ltd.	2,600	120,639
Stanley Electric Co., Ltd.	3,800	66,775
Subaru Corp.	11,400	198,370
Sugi Holdings Co., Ltd.	1,100	49,625
Sumitomo Bakelite Co., Ltd.	800	25,893
Sumitomo Chemical Co., Ltd.	29,800	117,112
Sumitomo Heavy Industries Ltd.	2,400	54,912
Sumitomo Metal Mining Co., Ltd.	4,300	135,208
Sumitomo Pharma Co., Ltd.	2,700	21,145
Sumitomo Rubber Industries Ltd.	4,400	39,672
Sundrug Co., Ltd.	1,800	42,223
Suntory Beverage & Food Ltd.	2,400	94,698
Suzuken Co., Ltd.	1,200	33,167
Suzuki Motor Corp.	8,500	278,624
Sysmex Corp.	3,800	266,045

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Systena Corp.	1,569,700	5,382,938
Taiheiyo Cement Corp.	2,500	37,508
Taisho Pharmaceutical Holdings Co., Ltd.	900	35,836
Takara Bio, Inc.	1,100	17,777
Takara Holdings, Inc.	3,400	27,506
TechnoPro Holdings, Inc.	2,500	58,097
Teijin Ltd.	3,700	39,205
The Bank of Kyoto Ltd.	700	29,782
The Chugoku Electric Power Co., Inc.	5,500	35,939
The Kansai Electric Power Co., Inc.	13,000	131,803
The Yokohama Rubber Co., Ltd.	1,900	27,830
THK Co., Ltd.	1,600	33,945
Toho Co., Ltd.	3,200	127,074
Toho Gas Co., Ltd.	1,900	45,740
Tohoku Electric Power Co., Inc.	8,900	49,275
Tokai Carbon Co., Ltd.	3,900	31,530
Tokyo Electric Power Co. Holdings, Inc. *	23,600	92,875
Tokyo Electron Ltd.	4,100	1,411,193
Tokyo Gas Co., Ltd.	8,100	159,091
Tokyo Ohka Kogyo Co., Ltd.	31,600	1,638,461
Toppan, Inc.	5,200	88,480
Tosoh Corp.	7,700	100,371
TOTO Ltd.	3,300	112,404
Toyo Seikan Group Holdings Ltd.	3,400	39,153
Toyo Suisan Kaisha Ltd.	104,000	4,418,739
Toyo Tire Corp.	2,600	34,944
Toyoda Gosei Co., Ltd.	600	9,469
Trend Micro, Inc.	3,200	185,965
TS Tech Co., Ltd.	2,800	31,928
Tsumura & Co.	500	11,731
Tsuruha Holdings, Inc.	800	45,579
UBE Corp.	2,000	31,315
Ulvac, Inc.	1,300	49,090
Unicharm Corp.	12,200	441,911
United Urban Investment Corp.	43	46,874
Ushio, Inc.	192,500	2,661,534
USS Co., Ltd.	6,829	134,002
Visional, Inc. *	41,000	2,245,493
Welcia Holdings Co., Ltd.	2,800	62,538
West Holdings Corp.	82,800	2,550,405
Yakult Honsha Co., Ltd.	2,400	146,159
Yamada Holdings Co., Ltd.	18,600	67,153
Yamaha Corp.	3,600	153,555
Yamaha Motor Co., Ltd.	4,700	90,791
Yamato Holdings Co., Ltd.	11,300	197,739
Yamato Kogyo Co., Ltd.	1,000	34,196
Yamazaki Baking Co., Ltd.	2,500	30,184
Yaoko Co., Ltd.	400	19,453
Yaskawa Electric Corp.	5,200	182,124
Yokogawa Electric Corp.	5,100	90,440
Zenkoku Hosho Co., Ltd.	3,500	119,073
Zensho Holdings Co., Ltd.	700	18,533
Zeon Corp.	4,500	45,694
ZOZO, Inc.	3,600	77,766
		150,279,203

Mexico 0.6%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR *	146,781	1,423,776
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	205,001	1,248,680
Grupo Televisa S.A.B. ADR	261,277	2,043,186
Regional SAB de C.V.	363,137	1,983,889
		6,699,531

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 5.3%
Aalberts N.V.	2,371	101,611
Adyen N.V. *	3,922	7,054,783
Akzo Nobel N.V.	3,918	263,683
AMG Advanced Metallurgical Group N.V.	70,643	1,983,058
Arcadis N.V.	71,969	2,661,099
ASM International N.V.	1,554	477,345
ASML Holding N.V.	31,838	18,299,141
ASR Nederland N.V.	99,064	4,140,620
B&S Group Sarl	292,517	1,526,380
Basic-Fit N.V. *	62,266	2,525,365
BE Semiconductor Industries N.V.	22,984	1,233,821
CTP N.V.	1,324	17,026
EXOR N.V.	70,500	4,958,436
Heineken Holding N.V.	1,874	148,081
InPost S.A. *	6,780	44,770
JDE Peet's N.V.	1,022	29,640
Koninklijke Ahold Delhaize N.V.	29,939	824,482
Koninklijke DSM N.V.	3,125	500,466
Koninklijke KPN N.V.	62,342	205,666
Koninklijke Philips N.V.	162,669	3,366,638
Koninklijke Vopak N.V.	1,110	25,762
Marel HF	557,923	2,517,764
OCI N.V.	27,114	941,307
Prosus N.V. *	114,931	7,497,523
Randstad N.V.	3,068	155,066
Signify N.V.	2,488	80,805
Wolters Kluwer N.V.	7,165	778,135
		62,358,473

New Zealand 0.2%
Contact Energy Ltd.	174,809	843,304
Fisher & Paykel Healthcare Corp., Ltd.	18,228	243,756
Fletcher Building Ltd.	21,570	70,179
Infratil Ltd.	6,188	32,674
Kiwi Property Group Ltd.	47,270	30,350
Mainfreight Ltd.	2,336	113,476
Mercury NZ Ltd.	12,073	46,178
Meridian Energy Ltd.	29,386	92,221
Ryman Healthcare Ltd.	7,189	42,050
SKYCITY Entertainment Group Ltd.	17,315	30,245
Spark New Zealand Ltd.	51,959	167,078
The a2 Milk Co., Ltd. *	19,531	61,370
		1,772,881

Norway 0.5%
Aker A.S.A., A Shares	462	35,879
Aker BP A.S.A.	2,406	83,600
Bakkafrost P/F	23,611	1,646,058
FLEX LNG Ltd.	87,513	2,775,312
Gjensidige Forsikring A.S.A.	7,091	148,314
Leroy Seafood Group A.S.A.	4,373	34,353
Lundin Energy Mergerco AB *(b)	3,598	124,300
Norsk Hydro A.S.A.	23,132	156,725
Orkla A.S.A.	17,773	153,421
Salmar A.S.A.	1,035	74,136
Telenor A.S.A.	14,285	173,479
Tomra Systems A.S.A.	5,880	137,648
Yara International A.S.A.	4,019	171,279
		5,714,504

Poland 0.0%
Allegro.eu S.A. *	5,949	32,356
CD Projekt S.A.	2,191	43,086
Cyfrowy Polsat S.A.	4,829	20,814

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dino Polska S.A. *	1,247	97,503
KGHM Polska Miedz S.A.	3,426	85,882
Polskie Gornictwo Naftowe i Gazownictwo S.A. *	56,182	83,953
Santander Bank Polska S.A.	278	14,116
		377,710

Portugal 0.0%
EDP Renovaveis S.A.	4,187	108,901
Jeronimo Martins, SGPS, S.A.	6,767	156,635
		265,536

Republic of Korea 1.6%
Amorepacific Corp.	872	86,781
AMOREPACIFIC Group	871	24,786
BGF retail Co., Ltd.	153	21,315
BNK Financial Group, Inc.	6,551	34,278
Celltrion Pharm, Inc. *	462	30,170
Celltrion, Inc.	3,087	451,954
Cheil Worldwide, Inc.	1,882	33,048
CJ CheilJedang Corp.	149	44,911
CJ Corp.	230	14,133
CJ Logistics Corp. *	144	12,924
Coway Co., Ltd.	1,633	80,558
Daewoo Engineering & Construction Co., Ltd. *	2,773	11,234
DB Insurance Co., Ltd.	1,195	55,615
DGB Financial Group, Inc.	3,624	21,580
DL E&C Co., Ltd.	600	18,780
Dongsuh Cos., Inc.	978	19,071
Doosan Bobcat, Inc.	807	19,384
Ecopro BM Co., Ltd.	1,088	100,610
E-MART, Inc.	393	34,250
Fila Holdings Corp.	1,159	27,179
Green Cross Corp.	81	10,800
GS Engineering & Construction Corp.	1,154	26,530
GS Holdings Corp.	807	25,868
GS Retail Co., Ltd.	481	9,107
Hankook Tire & Technology Co., Ltd.	2,025	54,281
Hanmi Pharm Co., Ltd.	127	30,268
Hanmi Science Co. ltd	345	10,886
Hanon Systems	3,373	27,686
Hanssem Co., Ltd.	328	14,527
Hanwha Aerospace Co., Ltd.	592	29,489
Hanwha Corp.	881	18,731
HD Hyundai Co., Ltd.	310	13,593
Hite Jinro Co., Ltd.	87,348	2,036,280
HMM Co., Ltd.	6,832	131,177
Hyundai Engineering & Construction Co., Ltd.	2,196	71,406
Hyundai Glovis Co., Ltd.	311	43,650
Hyundai Marine & Fire Insurance Co., Ltd.	1,502	37,942
Hyundai Mipo Dockyard Co., Ltd. *	688	47,744
Hyundai Mobis Co., Ltd.	1,747	307,484
Industrial Bank of Korea	5,587	40,435
Kakao Corp.	6,159	355,659
KCC Corp.	108	24,284
KEPCO Plant Service & Engineering Co., Ltd.	821	24,243
Kia Corp.	6,918	433,118
Korea Aerospace Industries Ltd.	1,945	85,540
Korea Electric Power Corp. *	4,426	76,229
Korea Investment Holdings Co., Ltd.	1,196	58,196
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	656	42,868
SECURITY	NUMBER OF SHARES	VALUE ($)
Korea Zinc Co., Ltd.	279	102,570
KT&G Corp.	3,539	223,060
Kumho Petrochemical Co., Ltd.	426	42,555
LG Corp.	2,207	137,751
LG Electronics, Inc.	2,296	167,476
LG H&H Co., Ltd.	257	154,464
LG Innotek Co., Ltd.	304	85,235
LG Uplus Corp.	4,348	41,898
LOTTE Fine Chemical Co., Ltd.	504	25,567
Mando Corp.	352	15,561
Mirae Asset Securities Co., Ltd.	8,000	40,655
NAVER Corp.	15,835	3,167,653
NCSoft Corp.	544	156,285
Netmarble Corp.	167	9,288
NH Investment & Securities Co., Ltd.	3,779	28,970
NHN Corp. *	524	11,044
NongShim Co., Ltd.	115	24,752
Orion Corp.	733	56,746
Osstem Implant Co., Ltd.	10,511	898,904
Pan Ocean Co., Ltd.	4,883	21,255
Pearl Abyss Corp. *	1,025	42,228
Posco International Corp.	924	14,658
S-1 Corp.	675	33,126
Samsung Biologics Co., Ltd. *	292	194,491
Samsung Card Co., Ltd.	1,160	28,625
Samsung Electro-Mechanics Co., Ltd.	1,424	156,810
Samsung Electronics Co., Ltd.	129,780	6,143,155
Samsung Engineering Co., Ltd. *	2,735	41,398
Samsung Heavy Industries Co., Ltd. *	7,825	33,923
Samsung SDS Co., Ltd.	864	90,623
Samsung Securities Co., Ltd.	1,686	45,476
Seegene, Inc.	1,040	31,898
Shin Poong Pharmaceutical Co., Ltd. *	683	14,958
Shinsegae, Inc.	81	13,652
SK Bioscience Co., Ltd. *	647	60,898
SK Hynix, Inc.	14,245	1,076,876
SK Square Co., Ltd. *	947	31,183
SK Telecom Co., Ltd.	1,390	57,373
SSANGYONG C&E Co., Ltd.	3,171	16,301
Yuhan Corp.	1,102	49,061
		18,818,984

Singapore 1.0%
Ascendas Real Estate Investment Trust	64,100	137,973
CapitaLand Integrated Commercial Trust	72,400	114,372
ComfortDelGro Corp., Ltd.	39,800	40,948
ESR-LOGOS REIT	8,954,114	2,724,860
Frasers Logistics & Commercial Trust	87,200	91,028
Genting Singapore Ltd.	146,500	85,561
Golden Agri-Resources Ltd.	113,900	21,446
Hutchison Port Holdings Trust, Class U	96,700	22,772
Jardine Cycle & Carriage Ltd.	1,600	32,475
Jardine Matheson Holdings Ltd.	3,000	158,447
Keppel DC REIT	32,800	49,179
Mapletree Industrial Trust	33,600	65,999
Mapletree Logistics Trust	69,400	88,575
Nanofilm Technologies International Ltd.	1,019,300	1,487,240
NetLink NBN Trust	57,400	39,890
SATS Ltd. *	912,900	2,631,749
Sembcorp Industries Ltd.	13,800	29,116
Sheng Siong Group Ltd.	2,055,200	2,380,661
Singapore Exchange Ltd.	56,400	404,308
Singapore Technologies Engineering Ltd.	41,600	121,296
Singapore Telecommunications Ltd.	126,900	239,977
UOL Group Ltd.	2,800	15,128
Venture Corp., Ltd.	7,200	91,730
		11,074,730

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
South Africa 0.3%
The Bidvest Group Ltd.	233,051	2,997,692

Spain 0.7%
Amadeus IT Group S.A. *	56,600	3,300,357
Enagas S.A.	3,851	76,014
Endesa S.A.	7,024	128,746
Ferrovial S.A.	8,076	216,260
Fluidra S.A.	2,271	42,450
Gestamp Automocion S.A.	593,022	2,281,338
Iberdrola S.A.	114,397	1,221,585
Industria de Diseno Textil S.A.	21,666	526,201
Mapfre S.A.	13,687	22,107
Red Electrica Corp. S.A.	9,262	182,095
Siemens Gamesa Renewable Energy S.A. *	3,567	65,630
Telefonica S.A.	111,827	499,161
		8,561,944

Sweden 4.7%
AAK AB	92,255	1,612,610
AddTech AB, B Shares	148,516	2,542,395
AFRY AB	219,041	3,344,716
Alfa Laval AB	5,755	172,085
Assa Abloy AB, B Shares	17,063	403,131
Atlas Copco AB, A Shares	61,830	722,753
Atlas Copco AB, B Shares	128,890	1,338,869
Axfood AB	55,021	1,745,564
Beijer Ref AB	3,529	55,980
Boliden AB	6,933	231,693
Bravida Holding AB	349,099	3,535,430
Castellum AB	4,246	68,072
Electrolux AB, B Shares	5,930	85,533
Elekta AB, B Shares	5,495	39,688
Epiroc AB, A Shares	15,797	279,318
Epiroc AB, B Shares	9,600	152,482
EQT AB	14,183	384,973
Essity AB, B Shares	10,687	272,038
Fastighets AB Balder, B Shares *	9,198	58,758
Fortnox AB	300,637	1,714,348
Getinge AB, B Shares	5,689	128,378
H & M Hennes & Mauritz AB, B Shares	303,000	3,876,745
Hexagon AB, B Shares	33,162	390,467
Holmen AB, B Shares	32,542	1,337,214
Husqvarna AB, B Shares	9,910	78,980
Industrivarden AB, A Shares	11,273	294,136
Industrivarden AB, C Shares	8,994	232,047
Indutrade AB	5,140	120,808
Investment AB Latour, B Shares	8,809	219,180
Investor AB, A Shares	32,597	670,203
Investor AB, B Shares	111,800	2,086,380
Kinnevik AB, A Shares *	1,035	18,765
Kinnevik AB, B Shares *	56,121	1,010,844
Lifco AB, B Shares	4,590	89,349
Lindab International AB	103,351	1,808,992
MIPS AB	13,842	740,543
Nibe Industrier AB, B Shares	24,638	248,206
Orron Energy AB	3,784	4,672
Saab AB, B Shares	78,857	2,852,542
Sagax AB, Class B	4,652	119,892
Sandvik AB	23,865	439,741
Scandic Hotels Group AB *	653,514	2,676,212
Securitas AB, B Shares	6,089	61,574
Skanska AB, B Shares	7,927	135,234
SKF AB, B Shares	239,870	4,036,877
Spotify Technology S.A. *	23,477	2,653,371
SECURITY	NUMBER OF SHARES	VALUE ($)
Sweco AB, B Shares	4,337	48,372
Swedish Match AB	41,051	429,743
Swedish Orphan Biovitrum AB *	2,609	57,296
Tele2 AB, B Shares	10,349	118,223
Telefonaktiebolaget LM Ericsson, B Shares	71,722	545,535
Telia Co. AB	38,795	143,322
Thule Group AB	19,621	569,633
Trelleborg AB, B Shares	91,893	2,257,861
Vitrolife AB	61,605	2,009,875
Volvo AB, B Shares	171,600	3,080,910
		54,352,558

Switzerland 5.4%
ABB Ltd.	40,216	1,222,550
Banque Cantonale Vaudoise	362	33,706
Barry Callebaut AG	66	146,234
BKW AG	430	48,920
Burckhardt Compression Holding AG	4,684	2,116,108
Chocoladefabriken Lindt & Spruengli AG	2	230,644
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	24	265,408
Cie Financiere Richemont S.A., Class A	12,900	1,555,450
Credit Suisse Group AG	971,439	5,650,439
DKSH Holding AG	805	66,170
EMS-Chemie Holding AG	229	181,845
Geberit AG	1,119	589,351
Georg Fischer AG	1,460	89,234
Givaudan S.A.	160	559,289
Glencore plc *	882,723	5,003,008
Holcim AG *	114,488	5,368,187
Kuehne & Nagel International AG	1,436	386,745
Logitech International S.A.	4,619	259,875
Nestle S.A.	66,309	8,124,661
Novartis AG	82,383	7,079,141
Partners Group Holding AG	1,727	1,885,445
PSP Swiss Property AG	723	86,465
Roche Holding AG	25,496	8,464,787
Roche Holding AG, Bearer Shares	817	333,062
Schindler Holding AG	579	109,944
Schindler Holding AG, Participation Certificates	5,267	1,029,482
SGS S.A.	102	248,928
Siegfried Holding AG *	3,793	2,807,020
SIG Group AG *	149,468	3,899,367
Sika AG	3,130	773,384
Sonova Holding AG	1,198	431,498
Straumann Holding AG	2,600	351,651
Swiss Prime Site AG	1,721	156,720
Swisscom AG	577	311,948
Tecan Group AG	312	110,803
Temenos AG	1,069	84,849
The Swatch Group AG	1,189	59,377
The Swatch Group AG, Bearer Shares	9,634	2,564,733
VAT Group AG	789	229,734
Vifor Pharma AG	1,102	192,533
		63,108,695

Taiwan 1.3%
ASPEED Technology, Inc.	28,600	1,845,949
Chailease Holding Co., Ltd.	407,713	2,899,559
E Ink Holdings, Inc.	643,000	4,230,159
Pegavision Corp.	213,000	3,270,595
Sinbon Electronics Co., Ltd.	345,000	3,204,085
		15,450,347

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 11.1%
3i Group plc	71,603	1,112,549
abrdn plc	149,353	302,802
Admiral Group plc	15,417	360,320
Anglo American plc	22,712	820,922
Antofagasta plc	7,081	100,753
Ashtead Group plc	17,339	976,007
AstraZeneca plc	28,832	3,792,596
Auction Technology Group plc *	104,397	1,263,718
Auto Trader Group plc	20,102	154,977
Avast plc	11,713	66,328
B&M European Value Retail S.A.	26,544	137,441
Berkeley Group Holdings plc *	3,081	159,668
Bodycote plc	391,396	2,863,295
Britvic plc	185,540	1,944,305
BT Group plc	147,957	292,115
Bunzl plc	5,428	203,716
Burberry Group plc	8,262	181,628
CNH Industrial N.V.	360,792	4,647,960
Coats Group plc	5,657,394	5,116,618
Coca-Cola HBC AG *	3,659	90,054
Compass Group plc	63,400	1,485,870
Computacenter plc	31,885	1,008,015
ConvaTec Group plc	28,302	78,920
CRH plc	15,995	613,582
Dechra Pharmaceuticals plc	1,616	72,724
Diageo plc	46,101	2,183,890
Diploma plc	178,444	5,992,596
Direct Line Insurance Group plc	57,969	145,476
Dr. Martens plc	9,523	30,233
Dunelm Group plc	302,119	3,141,276
Endava plc, ADR *	27,384	2,793,168
Entain plc *	9,646	141,941
Experian plc	16,388	573,781
Ferguson plc	4,877	613,520
Forterra plc	701,771	2,516,846
Fresnillo plc	5,807	52,200
Golar LNG Ltd. *	78,464	1,755,240
Greggs plc	37,073	924,306
GSK plc	70,288	1,476,765
Haleon plc *	87,861	312,218
Halma plc	10,689	301,033
Hargreaves Lansdown plc	28,128	291,203
Hikma Pharmaceuticals plc	4,431	93,658
Hill & Smith Holdings plc	182,255	2,929,559
Howden Joinery Group plc	8,838	72,954
IMI plc	6,484	105,877
Imperial Brands plc	16,927	371,655
Inchcape plc	516,021	5,281,566
Informa plc *	321,197	2,335,951
Intermediate Capital Group plc	17,275	322,031
Intertek Group plc	4,183	223,561
ITV plc	67,049	60,305
J Sainsbury plc	35,018	94,464
J.D. Sports Fashion plc	47,052	74,736
John Wood Group plc *	1,064,703	2,040,829
Johnson Matthey plc	4,516	118,068
Kainos Group plc	24,662	409,956
Kingfisher plc	50,965	161,247
Liberty Global plc, Class A *	159,731	3,475,747
Lloyds Banking Group plc	13,685,510	7,577,093
Mondi plc	10,581	200,798
Natwest Group plc	187,918	570,755
Next plc	2,168	180,490
Ocado Group plc *	245,091	2,519,598
Pearson plc	13,415	124,159
Pennon Group plc	5,801	71,007
Persimmon plc	9,663	222,889
SECURITY	NUMBER OF SHARES	VALUE ($)
Prudential plc	272,700	3,363,587
Reckitt Benckiser Group plc	33,915	2,751,006
RELX plc	33,204	983,152
Renishaw plc	1,104	58,609
Rentokil Initial plc	31,233	206,230
Rightmove plc	28,883	225,801
Rio Tinto plc	33,809	2,041,032
Rolls-Royce Holdings plc *	781,333	853,949
Royal Mail plc	28,965	100,097
RS Group plc	234,239	2,957,190
Schroders plc	111,833	4,056,373
Segro plc	40,886	546,972
Severn Trent plc	3,938	141,578
Smith & Nephew plc	16,955	217,383
Smiths Group plc	78,937	1,489,714
Spectris plc	97,096	3,693,108
Spirax-Sarco Engineering plc	1,824	266,138
SSE plc (c)	23,015	497,087
SSP Group plc *	755,553	2,349,557
Tate & Lyle plc	256,891	2,516,597
Tesco plc	151,602	486,208
The Sage Group plc	23,881	205,809
Tritax Big Box REIT plc	2,232,346	5,370,839
Unilever plc	44,791	2,181,451
United Utilities Group plc	11,184	148,597
Vesuvius plc	762,986	3,343,133
Victrex plc	97,518	2,296,841
Vodafone Group plc	480,156	707,585
Watches of Switzerland Group plc *	198,918	2,156,330
WPP plc	275,233	2,970,420
		129,913,901

United States 1.0%
Ginkgo Bioworks Holdings, Inc. *	190,149	543,826
Illumina, Inc. *	10,794	2,338,844
Moderna, Inc. *	29,399	4,824,082
NVIDIA Corp.	4,334	787,184
Tesla, Inc. *	4,202	3,745,873
		12,239,809
Total Common Stocks (Cost $1,090,704,383)		1,051,514,702

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.0%
FUCHS PETROLUB SE	2,099	62,892
Henkel AG & Co. KGaA	5,282	337,432
Porsche Automobil Holding SE	4,700	340,194
		740,518

Italy 0.0%
Telecom Italia S.p.A. - RSP *	123,110	25,769

Republic of Korea 0.4%
Amorepacific Corp.	400	14,798
Hyundai Motor Co., Ltd.	293	21,280
Hyundai Motor Co., Ltd. 2nd	431	31,350
LG Chem Ltd.	119	26,715
LG Electronics, Inc.	444	15,863

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LG H&H Co., Ltd.	83	24,228
Samsung Electronics Co., Ltd.	97,414	4,281,309
		4,415,543
Total Preferred Stocks (Cost $6,720,145)		5,181,830

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Magellan Financial Group Ltd.
expires 04/16/27 *	1,218	715
Total Warrants (Cost $0)		715

AFFILIATED INVESTMENT COMPANIES 4.3% OF NET ASSETS

United States 4.3%
Schwab Emerging Markets Equity ETF	2,004,984	50,365,198
Total Affiliated Investment Companies (Cost $59,607,100)		50,365,198

SHORT-TERM INVESTMENTS 4.7% OF NET ASSETS

Money Market Funds 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (d)	54,252,666	54,252,666
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88% (d)(e)	489,195	489,195
		54,741,861
Total Short-Term Investments (Cost $54,741,861)		54,741,861
Total Investments in Securities (Cost $1,211,773,489)		1,161,804,306

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/16/22	436	42,555,780	1,906,794

*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $453,566.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2022:
SECURITY	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/22	BALANCE OF SHARES HELD AT 7/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED INVESTMENT COMPANIES 4.3% OF NET ASSETS

United States 4.3%
Schwab Emerging Markets Equity ETF	$—	$59,607,100	$—	$—	($9,241,902)	$50,365,198	2,004,984	$151,176

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2022:

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$387,794,000	$—	$387,794,000
Argentina	7,215,510	—	—	7,215,510
Australia	117,359	72,082,860	—	72,200,219
Austria	18,439	270,037	—	288,476
Belgium	31,659	7,590,930	—	7,622,589
Brazil	15,099,752	—	—	15,099,752
Canada	82,822,134	—	—	82,822,134
China	3,853,444	23,531,307	—	27,384,751
Denmark	35,997	23,821,776	—	23,857,773
France	18,253	85,466,381	—	85,484,634
Hong Kong	5,135,871	15,534,266	—	20,670,137
India	6,043,773	11,208,522	—	17,252,295
Ireland	7,198,380	516,279	—	7,714,659
Israel	5,623,081	4,383,272	—	10,006,353
Mexico	6,699,531	—	—	6,699,531
Norway	—	5,590,204	124,300	5,714,504
Singapore	39,890	11,034,840	—	11,074,730
South Africa	2,997,692	—	—	2,997,692
Sweden	4,398,935	49,953,623	—	54,352,558
Switzerland	192,533	62,916,162	—	63,108,695
United Kingdom	18,888,674	111,025,227	—	129,913,901
United States	12,239,809	—	—	12,239,809
Preferred Stocks[1]	—	5,181,830	—	5,181,830
Warrants[1]	715	—	—	715
Affiliated Investment Companies[1]	50,365,198	—	—	50,365,198
Short-Term Investments[1]	54,741,861	—	—	54,741,861
Futures Contracts[2]	1,906,794	—	—	1,906,794
Total	$285,685,284	$877,901,516	$124,300	$1,163,711,100

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited) (continued)

provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JUL22